                                       SUPPLEMENT DATED FEBRUARY 28, 2007 TO THE
                                                PRIMELITE(SM) ANNUITY PROSPECTUS
                                             DATED MAY 1, 2006 (AS SUPPLEMENTED)

Effective February 28, 2007, the following information supplements, and to the extent inconsistent therewith, replaces the information contained in the PrimElite Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

1.   UNDERLYING FUND FEES AND EXPENSES

The information in the table below replaces the disclosure contained in the sub-section of the prospectus titled "Underlying Fund Fees and Expenses." The figures in the table are for the fiscal year ended October 31, 2006 and are expressed as a percentage of the Fund's average daily net assets (note: effective November 1, 2006, the fiscal year end of the Pioneer Strategic Income Portfolio of the Met Investors Series Trust was changed to December 31). There is no guarantee that actual expenses will be the same as those shown in the table. For more complete information on these fees and expenses, please refer to the prospectus for each portfolio.

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                DISTRIBUTION
                                                   AND/OR                       TOTAL         CONTRACTUAL FEE        NET TOTAL
                                                  SERVICE                       ANNUAL             WAIVER             ANNUAL
                              MANAGEMENT          (12b-1)         OTHER        OPERATING       AND/OR EXPENSE        OPERATING
     UNDERLYING FUND:             FEE               FEES         EXPENSES       EXPENSES        REIMBURSEMENT         EXPENSES
--------------------------   ------------       ------------    ----------    -----------    ------------------    -------------
LEGG MASON PARTNERS                                                                                  --
   INVESTMENT SERIES
Legg Mason Partners
   Variable Dividend
   Strategy Portfolio            0.65%               --           0.24%         0.89%                --                0.89%
Legg Mason Partners
   Variable Government
   Portfolio                     0.55%               --           0.13%         0.68%                --                0.68%
Legg Mason Partners
   Variable Growth and
   Income Portfolio              0.65%               --           0.17%         0.82%                --                0.82%
Legg Mason Partners
   Variable Premier
   Selections All Cap
   Growth Portfolio              0.75%               --           0.25%          1.00%               --                 1.00%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   III, INC.
Legg Mason Partners
   Variable Money Market
   Portfolio                     0.45%               --           0.03%         0.48%                --                0.48%
Legg Mason Partners
   Variable Social
   Awareness Stock
   Portfolio                     0.66%               --           0.12%         0.78%                --                0.78%


                                                                   February 2007

                                                DISTRIBUTION
                                                   AND/OR                       TOTAL         CONTRACTUAL FEE        NET TOTAL
                                                  SERVICE                       ANNUAL             WAIVER             ANNUAL
                              MANAGEMENT          (12b-1)         OTHER        OPERATING       AND/OR EXPENSE        OPERATING
     UNDERLYING FUND:             FEE               FEES         EXPENSES       EXPENSES        REIMBURSEMENT         EXPENSES
--------------------------   ------------       ------------    ----------    -----------    ------------------    -------------
MET INVESTORS SERIES TRUST
Pioneer Strategic Income
   Portfolio                     0.72%               --           0.16%         0.88%                --                0.88%


                                                                   February 2007

2.   MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

The information in the table below replaces the disclosure regarding the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements, contained in the sub-section of the prospectus titled "Minimum and Maximum Total Annual Underlying Fund Operating Expenses."

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                             MINIMUM                          MAXIMUM
                                                                  ------------------------------   ------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)                         0.48%                            1.24%

3.   EXAMPLE

The information below replaces the disclosure contained in the section of the prospectus titled "Example."

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.


EXAMPLE

                                           IF CONTRACT IS SURRENDERED AT THE END    IF CONTRACT IS NOT SURRENDERED OR ANNUITIZED AT
                                                      OF PERIOD SHOWN:                        THE END OF PERIOD SHOWN:
                                          ---------------------------------------  ------------------------------------------------
           FUNDING OPTION                 1 YEAR  3 YEARS   5 YEARS  10 YEARS      1 YEAR    3 YEARS     5 YEARS      10 YEARS
Underlying Fund with Maximum Total
  Annual Operating Expenses........          955     1354      1777      3038         275        844         1437         3038
Underlying Fund with Minimum Total
  Annual Operating Expenses........          879     1125      1396      2278         199        615         1056         2278

                                                                   February 2007




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